SCHEDULE OF FAIR VALUE OF OPTIONS GRANTED (Details)	12 Months Ended
	Dec. 31, 2021	Oct. 31, 2021	Dec. 31, 2020	Oct. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)		6 years
Expected volatility		103.27%
Expected dividends		0.00%		0.00%
Risk free rate		0.53%
Ayala Pharmaceuticals Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)	6 years 4 months 2 days		6 years 4 months 2 days
Expected volatility	80.00%		80.00%
Expected dividends	0.00%		0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)				5 years 6 months
Expected volatility				100.27%
Risk free rate				0.36%
Minimum [Member] | Ayala Pharmaceuticals Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free rate	0.50%		0.47%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)				6 years 6 months
Expected volatility				105.21%
Risk free rate				0.62%
Maximum [Member] | Ayala Pharmaceuticals Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free rate	1.08%		2.03%